Cash and Cash Equivalents and Marketable Securities (Details) - Schedule of Marketable Securities - BRL (R$) R$ in Thousands		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Schedule of Marketable Securities [Line Items]
Total current		R$ 22,941	R$ 28,205
Total noncurrent		15,720	21,580
Selic Treasury Notes [Member]
Schedule of Marketable Securities [Line Items]
Total current		R$ 22,805
Selic Treasury Notes [Member] | Minimum [Member]
Schedule of Marketable Securities [Line Items]
Percentage of CDI		97.00%
Selic Treasury Notes [Member] | Maximum [Member]
Schedule of Marketable Securities [Line Items]
Percentage of CDI		178.00%
Treasury Notes [Member]
Schedule of Marketable Securities [Line Items]
Percentage of CDI		4.85%
Total current			27,848
Other titles [Member]
Schedule of Marketable Securities [Line Items]
Percentage of CDI
Total current		R$ 136	357
Bank deposit certificates [Member]
Schedule of Marketable Securities [Line Items]
Total noncurrent	[1]	R$ 15,720	16,537
Bank deposit certificates [Member] | Minimum [Member]
Schedule of Marketable Securities [Line Items]
Percentage of CDI	[1]	95.00%
Bank deposit certificates [Member] | Maximum [Member]
Schedule of Marketable Securities [Line Items]
Percentage of CDI	[1]	99.75%
Securities pledged as guarantee [Member]
Schedule of Marketable Securities [Line Items]
Total noncurrent			R$ 5,043

[1]	The investments are held for the payment of financing lines contracted from BNB and cannot be redeemed until the settlement date of contracts whose term is longer than 12 months.